Borrowing Arrangements - Future minimum payments (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Future minimum payments
2021		$ 8,332
2022		2,152
2023		44
2024		40
Total	$ 7,628	$ 10,568	$ 9,904